Revenues and other income	12 Months Ended
Dec. 31, 2024
Revenues and other income
Revenues and other income

29 Revenues and other income

Sales from operations

(€ million)	Exploration & Production	Global Gas & LNG Portfolio and Power	Refining and Chemicals	Enilive	Plenitude	Corporate and Other activities	Total
2024
Sales from operations	38,875	15,061	5,881	18,670	10,124	186	88,797
Products sales and service revenues
Sales of crude oil	28,151						28,151
Sales of oil products	4,058		1,518	18,165			23,741
Sales of natural gas and LNG	6,039	12,480	2		3,620		22,141
Sales of petrochemical products	253		3,667				3,920
Sales of power		2,244	1		4,073		6,318
Sales of other products	40	16	326	62	67	7	518
Services	334	321	367	443	2,364	179	4,008
Products sales and service revenues	38,875	15,061	5,881	18,670	10,124	186	88,797
Transfer of goods/services
Goods/Services transferred in a specific moment at a point in time	38,557	14,963	5,844	18,670	10,124	61	88,219
Goods/Services transferred over a period of time	318	98	37			125	578
2023
Sales from operations	37,961	19,468	6,188	18,877	11,040	183	93,717
Products sales and service revenues
Sales of crude oil	25,685						25,685
Sales of oil products	5,219		1,847	18,442			25,508
Sales of natural gas and LNG	5,881	16,638			4,431		26,950
Sales of petrochemical products	766		3,619				4,385
Sales of power		2,420			4,832		7,252
Sales of other products	44	38	305	28	91	3	509
Services	366	372	417	407	1,686	180	3,428
Products sales and service revenues	37,961	19,468	6,188	18,877	11,040	183	93,717
Transfer of goods/services
Goods/Services transferred in a specific moment at a point in time	37,626	19,383	6,147	18,645	11,040	64	92,905
Goods/Services transferred over a period of time	335	85	41	232		119	812
2022
Sales from operations	38,729	47,544	8,413	24,225	13,412	189	132,512
Products sales and service revenues
Sales of crude oil	26,277						26,277
Sales of oil products	5,084		1,916	23,770			30,770
Sales of natural gas and LNG	6,173	40,838			5,573		52,584
Sales of petrochemical products	817		5,424			3	6,244
Sales of power		6,122			6,326		12,448
Sales of other products	68	11	359	52	212	2	704
Services	310	573	714	403	1,301	184	3,485
Products sales and service revenues	38,729	47,544	8,413	24,225	13,412	189	132,512
Transfer of goods/services
Goods/Services transferred in a specific moment at a point in time	38,417	47,361	8,331	23,982	13,285	65	131,441
Goods/Services transferred over a period of time	312	183	82	243	127	124	1,071

(€ million)	2024	2023	2022
Revenues associated with contract liabilities at the beginning of the period	87	642	157
Revenues associated with performance obligations totally or partially satisfied in previous years	7	1,087	1

Sales from operations by industry segment and geographic area of destination are disclosed in note 35 – Segment information and information by geographic area.

Sales from operations with related parties are disclosed in note 36 – Transactions with related parties.

Other income and revenues

(€ million)	2024	2023	2022
Gains from sale of assets and businesses	48	27	48
Other proceeds	2,369	1,072	1,127
	2,417	1,099	1,175

Other proceeds include: (i) €1,048 million relating to the agreement with an Italian operator to share past and expected environmental expenses incurred and fully provisioned by Eni at certain Italian industrial hub, under decommissioning, which were jointly operated in past; (ii) €194 million (€121 million and €204 million in 2023 and 2022, respectively) related to the recovery of the cost share of right-of-use assets pertaining to partners of unincorporated joint operations operated by Eni.

Other income and revenues with related parties are disclosed in note 36 – Transactions with related parties.